Commitments	12 Months Ended
Dec. 31, 2018
Statements Line Items
Commitments [Text Block]

32.                  Commitments

Offtake and stream purchase agreements

The following table summarizes the significant commitments to pay for gold, silver and diamonds to which Osisko has the contractual right pursuant to the associated precious metals and diamond purchase agreements:

	Attributable payable production			Per ounce/carat
	to be purchased			cash payment (US$)			Term of	Date of contract
Interest	Gold	Silver	Diamond	Gold	Silver	Diamond	agreement

Amulsar stream(1)	4.22%	62.5%		$400	$4		40 years	Nov. 30, 2015

Amulsar offtake (2)	81.91%			Based on quotational period			Until delivery of 2,110,425 ounces Au	Nov. 30, 2015

Back Forty stream	18.5% (3)	75%		30% spot price (max $600)	$4		Life of mine	Mar. 31, 2015

Brucejack offtake	50%			Based on quotational period			Until delivery of 3,533,500 ounces Au(4)	Sep. 21, 2015

Mantos stream(5)		100%			25% spot		Life of mine	Sep. 11, 2015
Renard stream(6)			9.6%			Higher of 40% of sales price or $40	40 years	Jul. 8, 2014

Sasa stream(7)		100%			$5		40 years	Nov. 3, 2015

Gibraltar stream(8)		75%			$2.75		Life of mine	Mar. 3, 2017

(1)                         Stream capped at 89,034 ounces of gold and 434,093 ounces of silver delivered. Subject to multiple buy-down options: 50% for $34.4 million and $31.3 million on 2nd and 3rd anniversary of commercial production, respectively.

(2)                         Offtake percentage will increase to 84.87% if Lydian elects to reduce the gold stream as outlined above. The Amulsar offtake applies to the sales from the first 2,110,425 ounces of refined gold, of which 1,853,751 ounces are attributable to OBL (less any ounces delivered pursuant to the Amulsar stream).

(3)                         The gold stream will be reduced to 9.25% after the delivery of 105,000 gold ounces.

(4)                         The Brucejack offtake applies to the sales from the first 7,067,000 ounces of refined gold, of which 3,533,500 ounces are attributable to OBL.

(5)                         The stream percentage shall be payable on 100% of silver until 19,300,000 ounces have been delivered, after which the stream percentage will be 30%.

(6)                         The stream term shall be automatically extended beyond the initial term for successive 10-year periods. The Renard stream was amended in October 2018 (Note 14).

(7)                         The stream term shall be automatically extended beyond initial term for successive 10-year periods. 3% or consumer price index (CPI) per ounce price escalation after 2016.

(8)                       Under the silver stream, Osisko will make ongoing payments of US$2.75 per ounce of silver delivered. Osisko will receive from Taseko an amount equal to 100% of Gibco’s share of silver production, which represents 75% of Gibraltar mine’s production, until reaching the delivery to Osisko of 5.9 million ounces of silver, and 35% of Gibco’s share of silver production thereafter.

Investments in royalty and stream interests

As at December 31, 2018, the Company had commitments related to the acquisition of royalties and streams as detailed in the following table:

Company	Project (asset)	Installments	Triggering events

Aquila Resources Inc.	Back Forty project	US$10.0 million	Positive construction decision.
	(gold stream)	US$30.0 million	First drawdown on debt finance facility.

Victoria Gold Corp.	Eagle Gold project (5% NSR royalty)	$19.6 million	Funded pro rata to drawdowns under the subordinated debt facilities.

Falco Resources Ltd.	Horne 5 project (silver stream)	$25.0 million	Closing of the Silver Stream agreement, net of any amounts owing by Falco to Osisko (Note 12).
		$20.0 million	Receipt of all necessary material third-party approvals,
licenses, rights of way and surface rights on the property.
		$35.0 million	Receipt of all material construction permits, positive construction decision, and raising a minimum of $100.0 million in non-debt financing.
		$60.0 million	Upon total projected capital expenditure having been demonstrated to be financed.
		$40.0 million (optional)	Payable with fourth installment, at sole election of Osisko, to increase the silver stream to 100% of payable silver (from 90%).

Barkerville Gold Mines Ltd.	Cariboo Gold project (NSR royalty)	$13.0 million	Osisko has the option to acquire an additional 1% NSR royalty for $13.0 million.

Long-term lease agreements

The Company is committed to minimum amounts under long-term lease agreements for office space, which expire at the latest in 2029. As at December 31, 2018, minimum commitments remaining under these leases were approximately $13.0 million over the following years:

$

2019	1,542
2020	1,267
2021	1,120
2022	1,120
2023	1,124
2024-2029	6,876

13,049